COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Bodily Injury Claims) (Details) - Claim	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Contingency Pending Claims Numer Roll Forward
Outstanding claims, January 1	224	221	203
New claims	101	63	87
Settled and dismissed claims	(77)	(60)	(69)
Outstanding claims, December 31	248	224	221